Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 790	$ 607	$ 753
Finished goods	2,123	1,938	718
Inventory, net	2,913	2,545	1,471
Reserve for excess or obsolete inventory	$ 211	$ 117	$ 43